As filed with the Securities and Exchange            Registration No. 333-56297
Commission on December 13, 2000                       Registration No. 811-2512

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 20 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

    ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on December 14, 2000 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                              LOCATION - PROSPECTUS DATED
                                                                             SEPTEMBER 20, 2000, AS AMENDED
                                                                          BY ONE SUPPLEMENT DATED AUGUST 21, 2000,
                                                                         ONE SUPPLEMENT DATED SEPTEMBER 20, 2000
    ITEM NO.                        PART A (PROSPECTUS)                TWO SUPPLEMENTS EACH DATED DECEMBER 14, 2000
                                                                         AND ONE SUPPLEMENT DATED MARCH 1, 2001
        1         Cover Page...........................................     Cover Page

        2         Definitions..........................................     Not Applicable

        3         Synopsis.............................................     Contract Overview; Fee Table, as amended

        4         Condensed Financial Information......................     Condensed Financial Information; Appendix V
                                                                            - Condensed Financial Information

        5         General Description of Registrant, Depositor, and
                  Portfolio Companies..................................     Other Topics - The Company, as amended;
                                                                            Variable Annuity Account B; Appendix IV -
                                                                            Description of Underlying Funds, as amended

        6         Deductions and Expenses..............................     Fee Table, as amended; Fees, as amended

        7         General Description of Variable Annuity
                  Contracts............................................     Contract Overview

        8         Annuity Period.......................................     The Income Phase

        9         Death Benefit........................................     Death Benefit

       10         Purchases and Contract Value.........................     Purchase and Rights; Your Account Value

       11         Redemptions..........................................     Your Right to Cancel; Systematic Distribution
                                                                            Options, as amended

       12         Taxes................................................     Taxation




                                                                                LOCATION - PROSPECTUS DATED
                                                                               SEPTEMBER 20, 2000, AS AMENDED
    FORM N-4                                                               BY ONE SUPPLEMENT DATED AUGUST 21, 2000,
    ITEM NO.                        PART A (PROSPECTUS)                    ONE SUPPLEMENT DATED SEPTEMBER 20, 2000,
                                                                         TWO SUPPLEMENTS EACH DATED DECEMBER 14, 2000
                                                                            AND ONE SUPPLEMENT DATED MARCH 1, 2001
       13         Legal Proceedings....................................     Other Topics - Legal Matters and Proceedings


       14         Table of Contents of the Statement of Additional
                  Information..........................................     Contents of the Statement of Additional
                                                                            Information



                                                                               LOCATION - STATEMENT OF
                                                                               ADDITIONAL INFORMATION
                                                                            DATED SEPTEMBER 20, 2000, AND
     FORM N-4                          PART B (STATEMENT OF                  AS AMENDED BY ONE SUPPLEMENT
     ITEM NO.                         ADDITIONAL INFORMATION)                  DATED AUGUST 21, 2000
        15        Cover Page...........................................     Cover Page

        16        Table of Contents....................................     Table of Contents

        17        General Information and History......................     General Information and History, as
                                                                            amended

        18        Services.............................................     General Information and History, as
                                                                            amended; Independent Auditors

        19        Purchase of Securities Being Offered.................     Offering and Purchase of Contracts, as
                                                                            amended

        20        Underwriters.........................................     Offering and Purchase of Contracts, as
                                                                            amended

        21        Calculation of Performance Data......................     Performance Data; Average Annual Total
                                                                            Return Quotations

        22        Annuity Payments.....................................     Income Phase Payments

        23        Financial Statements.................................     Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated September 20, 2000, as amended by Supplements dated August 21, 2000 and September 20, 2000, is incorporated into Part A of this Post-Effective Amendment No. 20 by reference to Registrant's filings under Rules 497(c) and 497(e), each as filed on September 20, 2000 (File No. 333-56297) and by reference to Post-Effective Amendment No. 19 to Registration Statement as filed on September 6, 2000.

The Statement of Additional Information dated September 20, 2000, as amended by Supplement dated August 21, 2000, is incorporated into Part B of this Post-Effective Amendment No. 20 by reference to Registrant's filing under Rule 485(b), as filed on September 20, 2000 (File No. 333-56297).

Two Supplements, each dated December 14, 2000, and one Supplement dated March 1, 2001 to the Prospectus are included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

  SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED SEPTEMBER 20, 2000 AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000, SEPTEMBER 20, 2000, DECEMBER 14,
                             2000 AND MARCH 1, 2001

The information in this supplement updates and amends certain information contained in the prospectus dated September 20, 2000 and replaces
Supplement X.56297-00 dated September 20, 2000. You should read this supplement along with the prospectus.

- The following footnote updates and replaces the footnote to Example A in the "Hypothetical Example: If You Elect the Premium Bonus Option" for contracts issued outside of the State of New York on page 13 of the prospectus:

    * This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000. This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.

- The following footnote is added to Example A in the "Hypothetical Example: If You Elect the Premium Bonus Option" for contracts issued in the State of New York on page 15 of the prospectus:

    ** This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.

- The following information updates and replaces the subsection on "Suitability" found on page 19 of the prospectus:

    SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

- The following information updates and replaces the "Systematic Distribution Option Availability" paragraph on page 34 of the prospectus.

    SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees--Early Withdrawal Charge--Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

- The following information updates and replaces the "Death Benefit" Section in Appendix I--ALIAC Guaranteed Account:

    DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

X.56297-00A                                                        December 2000

- [The following information replaces the descriptions of the Mitchell Hutchins Series Trust Growth and Income, Small Cap and Tactical Allocation Portfolios in Appendix III--Description of Underlying Funds:

   MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO (CLASS I SHARES)

    INVESTMENT OBJECTIVE

    Has an investment objective of current income and capital growth.

    POLICIES

    Invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that its subadviser believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

    Invests generally in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

    In deciding which equity securities to buy and sell for the fund, the subadviser will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, the subadviser will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

    PRINCIPAL RISKS

    An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

    - EQUITY RISK--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
    - FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic development abroad.
    - DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

    INVESTMENT ADVISER:  Mitchell Hutchins Asset Management Inc.
    SUBADVISER:  Alliance Capital Management L.P.

   MITCHELL HUTCHINS SERIES TRUST SMALL CAP PORTFOLIO (CLASS I SHARES)
    EFFECTIVE SEPTEMBER 15, 2000 THIS FUND IS CLOSED TO NEW INVESTORS AND TO NEW INVESTMENTS FROM EXISTING INVESTORS.

    INVESTMENT OBJECTIVE

    Has an investment objective of long-term capital appreciation.

    POLICIES

    Invests primarily in stocks of small capitalization ("small cap") companies that the subadviser believes have substantial potential for capital growth. The fund considers companies that have market capitalizations of up to $1.5 billion to be small cap.

    May invest, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks. In deciding which securities to buy and sell for the fund, the subadviser generally considers the relevant economic and political outlook, the values of the specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

    PRINCIPAL RISKS

    An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

    - EQUITY RISK--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
    - LIMITED CAPITALIZATION RISK--Equity risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources.
    - FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic development abroad.
    - DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

    INVESTMENT ADVISER:  Mitchell Hutchins Asset Management Inc.
    SUBADVISER:  Alliance Capital Management L.P.

   MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO (CLASS I SHARES)

    INVESTMENT OBJECTIVE

    Has an investment objective of total return, consisting of long-term capital appreciation and current income.

    POLICIES

    Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

    The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

    If the Model recommends a stock allocation of less than 100%, it also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a more than 50% fixed income allocation, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

    PRINCIPAL RISKS

    An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

    - ASSET ALLOCATION RISK--The Tactical Allocation Model may not correctly predict the appropriate time to shift the funds assets from one asset class to another.
    - EQUITY RISK--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
    - INDEX TRACKING RISK--the fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.
    - INTEREST RATE RISK--The value of the fund's bond investments will generally fall when interest rates rise.
    - FOREIGN INVESTING RISK--The S&P 500 index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic development abroad.

    INVESTMENT ADVISER:  Mitchell Hutchins Asset Management Inc.]

X.56297-00A                                                        December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

      SUPPLEMENT DATED DECEMBER 14, 2000 TO SEPTEMBER 20, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET L

Series L of the Aetna GET Fund (GET L) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET L. Aeltus Investment Management, Inc. serves as investment adviser to GET L.

We will offer GET L shares only during its offering period, which is scheduled to run from December 14, 2000 through the close of business on March 14, 2001. GET L may not be available under your contract, your plan or in your state. Please read the GET L prospectus for a more complete description of GET L, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET L

GET L seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET L's guarantee period runs from March 15, 2001 through March 14, 2006. During the offering period, all GET L assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET L will end on March 14, 2006 which is GET L's maturity date. The Company guarantees that the value of an accumulation unit of the GET L subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET L subaccount to make up the difference. This means that if you remain invested in GET L until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET L as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET L subaccount. The value of dividends and distributions made by GET L throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET L investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET L before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET L. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET L amounts. If you do not make a choice, on the maturity date we will transfer your GET L amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET L amounts to the fund or funds designated by the Company.

X.GETL56297-00                                                     December 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET L Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET L investment option:

GET L GUARANTEE CHARGE (deducted daily during the
  Guarantee Period)...............................         0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including
  the optional 0.50% Premium Bonus Option Charge
  (1))............................................         2.40%(2)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES L ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                          INVESTMENT                                   TOTAL FUND ANNUAL EXPENSES
                                       ADVISORY FEES(3)      OTHER EXPENSES(4)      (AFTER EXPENSE REIMBURSEMENT)(5)
                                     --------------------  ---------------------  ------------------------------------
Aetna GET Fund Series L                          0.60%                  0.15%                             0.75%

For more information regarding expenses paid out of assets of the fund, see the GET L prospectus.

--------------------------------

(1) If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.
(2) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.
(3) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET L and any additional direct fund expenses.
(5) The investment adviser is contractually obligated through GET L's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET L's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET L's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES L

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET L investment option under the contract (until GET L's maturity date) and assume a 5% annual return on the investment.(6)

  -- THESE EXAMPLES ARE PURELY HYPOTHETICAL.     EXAMPLE A                                EXAMPLE B
  -- THEY SHOULD NOT BE CONSIDERED A             If you withdraw your entire account      If at the end of the periods shown you
     REPRESENTATION OF PAST OR FUTURE EXPENSES   value at the end of the periods shown,   (1) leave your entire account value
     OR EXPECTED RETURNS.                        you would pay the following expenses,    invested or (2) select an income phase
  -- ACTUAL EXPENSES AND/OR RETURNS MAY BE       including any applicable early           payment option, you would pay the
     MORE OR LESS THAN THOSE SHOWN BELOW.        withdrawal charge:                       following expenses (no early
                                                                                          withdrawal charge is reflected):

                                                   1 YEAR     3 YEARS     5 YEARS          1 YEAR     3 YEARS     5 YEARS
                                                  --------    --------    --------        --------    --------    --------
  Aetna GET Fund Series L                           $95         $151        $202            $32         $98         $166

--------------------------------

(6) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET L guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET L Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES L)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2001 through March 14, 2006, the maturity date.

POLICIES

Prior to March 15, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series L are those generally attributable to stock and bond investing. The success of Series L's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series L invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series L assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series L would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series L assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series L's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETL56297-00                                                     December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

        SUPPLEMENT DATED MARCH 1, 2001 TO SEPTEMBER 20, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET M

Series M of the Aetna GET Fund (GET M) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET M. Aeltus Investment Management, Inc. serves as investment adviser to GET M.

We will offer GET M shares only during its offering period, which is scheduled to run from March 15, 2001 through the close of business on June 13, 2001. GET M may not be available under your contract, your plan or in your state. Please read the GET M prospectus for a more complete description of GET M, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET M

GET M seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET M's guarantee period runs from June 14, 2001 through June 13, 2006. During the offering period, all GET M assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET M will end on June 13, 2006 which is GET M's maturity date. The Company guarantees that the value of an accumulation unit of the GET M subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET M subaccount to make up the difference. This means that if you remain invested in GET M until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET M as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET M subaccount. The value of dividends and distributions made by GET M throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET M investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET M before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET M. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET M amounts. If you do not make a choice, on the maturity date we will transfer your GET M amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET M amounts to the fund or funds designated by the Company.

X.GETM56297-00                                                        March 2001

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET M Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET M investment option:

GET M GUARANTEE CHARGE (deducted daily during the
  Guarantee Period)...............................         0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including
  the optional 0.50% Premium Bonus Option
  Charge(1))......................................         2.40%(2)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES M ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                           INVESTMENT                                       TOTAL FUND ANNUAL EXPENSES
                                        ADVISORY FEES(3)        OTHER EXPENSES(4)        (AFTER EXPENSE REIMBURSEMENT)(5)
                                     ----------------------  -----------------------  --------------------------------------
Aetna GET Fund Series M                            0.60%                   0.15%                                0.75%

For more information regarding expenses paid out of assets of the fund, see the GET M prospectus.

--------------------------------

(1) If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.
(2) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.
(3) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET M and any additional direct fund expenses.
(5) The investment adviser is contractually obligated through GET M's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET M's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET M's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES M

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET M investment option under the contract (until GET M's maturity date) and assume a 5% annual return on the investment.(6)

  -- THESE EXAMPLES ARE PURELY HYPOTHETICAL.     EXAMPLE A                                EXAMPLE B
  -- THEY SHOULD NOT BE CONSIDERED A             If you withdraw your entire account      If at the end of the periods shown you
     REPRESENTATION OF PAST OR FUTURE EXPENSES   value at the end of the periods shown,   (1) leave your entire account value
     OR EXPECTED RETURNS.                        you would pay the following expenses,    invested or (2) select an income phase
  -- ACTUAL EXPENSES AND/OR RETURNS MAY BE       including any applicable early           payment option, you would pay the
     MORE OR LESS THAN THOSE SHOWN BELOW.        withdrawal charge:                       following expenses (no early
                                                                                          withdrawal charge is reflected):

                                                 1 YEAR     3 YEARS     5 YEARS          1 YEAR     3 YEARS     5 YEARS
                                                --------    --------    --------        --------    --------    --------
Aetna GET Fund Series M                           $95         $151        $202            $32         $98         $166

--------------------------------

(6) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET M guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET M Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES M)

INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2001 through June 13, 2006, the maturity date.

POLICIES

Prior to June 14, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series M are those generally attributable to stock and bond investing. The success of Series M's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series M invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series M assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series M would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series M assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series M's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETM56297-00                                                        March 2001

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
   (a) Financial Statements:
          (1)    Included in Part A:
                 Condensed Financial Information
          (2)    Included in Part B:
                 Financial Statements of Variable Annuity Account B:
                 -  Statement of Assets and Liabilities as of December 31, 1999
                 -  Statement of Operations for the year ended December 31, 1999
                 - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
                 -  Condensed Financial Information for the year ended
                    December 31, 1999
                 -  Notes to Financial Statements
                 -  Independent Auditors' Report
                 Financial Statements of the Depositor:
                 -  Independent Auditors' Report
                 - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                 -  Consolidated Balance Sheets as of December 31, 1999 and 1998
                 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
                 - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
                 -  Notes to Consolidated Financial Statements

   (b) Exhibits
          (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
          (2)    Not applicable
          (3.1)  Broker-Dealer Agreement(2)
          (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
          (4.1)  Variable Annuity Contract (GM-VA-98)(2)
          (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)
          (4.3)  Variable Annuity Contract (GM-VA-98(NY))(5)
          (4.4)  Variable Annuity Contract Certificate (GMC-VA-98(NY))(5)

          (4.5)  Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98
                 and Variable Annuity Contract Certificate GMC-VA-98(6)
          (4.6)  Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
                 Variable Annuity Contract Certificate GMC-VA-98(7)
          (4.7) Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(8)
          (4.8) Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)
          (5)    Variable Annuity Contract Application (9.5.89-6(9/98))(9)
          (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
          (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)
          (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)
          (7)    Not applicable
          (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(9)
          (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(9)
          (8.3) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Alliance Capital dated March 1, 2000(13)
          (8.4) Service Agreement between Aetna Life Insurance and Annuity Company and Alliance Capital dated March 1, 2000(13)
          (8.5) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
          (8.6) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                 Investment Management, Inc. dated as of May 1, 1998(14)
          (8.7)  Second Amendment dated December 31, 1999 to Fund Participation
                 Agreement by and among Aetna Life Insurance and Annuity
                 Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(15)

          (8.8) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(16)
          (8.9) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                 Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(16)
          (8.10) Service Agreement between Aeltus Investment Management, Inc.
                 and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
          (8.11) Amendment dated November 4, 1998 to Service Agreement between
                 Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(14)
          (8.12) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(16)
          (8.13) Third Amendment dated May 1, 2000 to Service Agreement between
                 Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(16)
          (8.14) Fund Participation Agreement between Aetna Life Insurance and
                 Annuity Company, Variable Insurance Products Fund and Fidelity Distributors

                 Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996(11)
          (8.15) Fifth Amendment dated as of May 1, 1997 to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996 and March 1, 1996(17)
          (8.16) Sixth Amendment dated November 6, 1997 to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996 and May 1, 1997(18)
          (8.17) Seventh Amendment dated as of May 1, 1998 to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996, May 1, 1997 and
                 November 6, 1997(2)
          (8.18) Eighth Amendment dated December 1, 1999 to Fund Participation
                 Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                 January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997
                 and May 1, 1998(15)
          (8.19) Fund Participation Agreement between Aetna Life Insurance and
                 Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)
          (8.20) Fifth Amendment, dated as of May 1, 1997, to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(17)
          (8.21) Sixth Amendment dated as of January 20, 1998 to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(19)
          (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund
                 Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                 January 20, 1998(2)
          (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation
                 Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance

                 Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
                 February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996,
                 May 1, 1997, January 20, 1998 and May 1, 1998(15)
          (8.24) Service Agreement between Aetna Life Insurance and Annuity
                 Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(20)
          (8.25) Amendment dated January 1, 1997 to Service Agreement between
                 Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(17)
          (8.26) Service Contract between Fidelity Distributors Corporation and
                 Aetna Life Insurance and Annuity Company dated May 2, 1997(14) (8.27) Fund Participation Agreement among Janus Aspen Series and Aetna
                 Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(21)
          (8.28) Amendment dated October 12, 1998 to Fund Participation
                 Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(14)
          (8.29) Second Amendment dated December 1, 1999 to Fund Participation
                 Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(15)
          (8.30) Amendment dated as of August 1, 2000 to Fund Participation
                 Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and
                 December 1, 1999(22)
          (8.31) Service Agreement between Janus Capital Corporation and Aetna
                 Life Insurance and Annuity Company dated December 8, 1997(21) (8.32) First Amendment dated as of August 1, 2000 to Service
                 Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(22)
          (8.33) Distribution and Shareholder Services Agreement - Service
                 Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(22)
          (8.34) Fund Participation Agreement among MFS Variable Insurance
                 Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
                 November 28, 1997(2)
          (8.35) Fourth Amendment dated May 1, 1998 to the Fund Participation
                 Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997 and November 28, 1997(9) (8.36) Fifth Amendment dated May 1, 1998 to Fund Participation
                 Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity

                 Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996,
                 March 14, 1997 and November 28, 1997(23)
          (8.37) Fifth Amendment dated July 1, 1999 to Fund Participation
                 Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997, November 28, 1997 and
                 May 1, 1998(24)
          (8.38) Fund Participation Agreement dated May 1, 1999 between Aetna
                 Life Insurance and Annuity Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management, Inc.(25)
          (8.39) Service Agreement dated May 1, 1999 between Mitchell Hutchins
                 Asset Management, Inc. and Aetna Life Insurance and Annuity Company(25)
          (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna
                 Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(26)
          (8.41) First Amendment dated December 1, 1999 to Fund Participation
                 Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(15)
          (8.42) Service Agreement effective as of March 11, 1997 between
                 Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(26)
          (8.43) First Amendment dated October 1, 2000 to Service Agreement between Aetna Life Insurance and Annuity Company and A I M Advisors, Inc. dated June 30, 1998.(4)
          (8.44) Sixth Amendment dated November 17, 2000 to Fund Participation
                 Agreement by and among MFS Variable Insurance Trust, Aetna
                 Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on
                 September 3, 1996, March 14, 1997, November 28, 1997,
                 May 1, 1998 and July 1, 1999.(4)
          (9)    Opinion and Consent of Counsel
          (10)   Consent of Independent Auditors
          (11)   Not applicable
          (12)   Not applicable
          (13)   Schedule for Computation of Performance Data(8)
          (14.1) Powers of Attorney(4)
          (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
     August 30, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
     May 8, 2000.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
19. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
21. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
22. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
24. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
25. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.
26. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                                     Positions and Offices with Depositor
-----------------                                     ------------------------------------
Thomas J. McInerney                                   Director and President

Allan Baker                                           Director and Senior Vice President

Catherine H. Smith                                    Director, Senior Vice President and Chief
                                                      Financial Officer

Kirk P. Wickman                                       Senior Vice President, General Counsel and
                                                      Corporate Secretary

Deborah Koltenuk                                      Vice President, Corporate Controller and Assistant
                                                      Treasurer

Brian Murphy                                          Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 111,279 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICAregistered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the Principal Underwriter:


Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-----------------                                  ---------------------
Maureen M. Gillis                                  Director and President

Allan Baker                                        Director and Senior Vice President

Robert L. Francis                                  Director and Senior Vice President

Marie Augsberger                                   Senior Vice President

Steven A. Haxton                                   Senior Vice President

Gary J. Hegedus                                    Senior Vice President

Deborah Koltenuk                                   Vice President, Treasurer and Chief Financial
                                                   Officer

Therese Squillacote                                Vice President and Chief Compliance Officer

John F. Todd                                       Corporate Secretary and Counsel (Chief Legal
                                                   Officer)

Martin T. Conroy                                   Vice President and Assistant Treasurer

Reginald Bowen                                     Vice President

Christina Lareau                                   Vice President

Dwyatt McClain                                     Vice President

Terran Titus                                       Vice President

William T. Abramowicz                              Vice President

Douglas J. Ambrose                                 Vice President

Louis E. Bachetti                                  Vice President

Ronald R. Barhorst                                 Vice President

Robert H. Barley                                   Vice President

Steven M. Bresler                                  Vice President

David Brounley                                     Vice President


Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-----------------                                  ---------------------
Daniel P. Charles                                  Vice President

Brian D. Comer                                     Vice President

Albert J. DiCristofaro, Jr.                        Vice President

John B. Finigan                                    Vice President

Brian P. Harrington                                Vice President

Bernard P. Heffernon                               Vice President

William S. Jasien                                  Vice President

Jess D. Kravitz                                    Vice President

George D. Lessner                                  Vice President

Katherine E. Lewis                                 Vice President

Susan J. Lewis                                     Vice President

James F. Lille                                     Vice President

David J. Linney                                    Vice President

Richard T. Mason                                   Vice President

Joseph F. McClain                                  Vice President

Pamela Mulvey                                      Vice President

W. Michael Montgomery                              Vice President

Scott T. Neeb                                      Vice President

Patrick F. O'Christie                              Vice President

Paulette Playce                                    Vice President

Marcellous J. Reed                                 Vice President

Charles A. Dklader                                 Vice President

Frank W. Snodgrass                                 Vice President

S. Bradford Vaughan, Jr.                           Vice President


Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
-----------------                                  ---------------------
Mark Woolhiser                                     Vice President

David A. Kelsey                                    Assistant Vice President

Rose-Marie DeRensis                                Assistant Corporate Secretary

Melinda L. Dziavit                                 Assistant Corporate Secretary

*The principal business address of all directors and officers listed is: 151 Farmington Avenue, Hartford, Connecticut 06156

     (c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                             VARIABLE ANNUITY ACCOUNT B OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)
                                         By:    AETNA LIFE INSURANCE AND ANNUITY
                                                COMPANY
                                                   (DEPOSITOR)

                                         By:  Thomas J. McInerney*
                                            ------------------------------------
                                              Thomas J. McInerney
                                              President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                  Date
---------                              -----                                                                  ----
Thomas J. McInerney*                   Director and President                                         )
-------------------------              (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Allan Baker*                            Director                                                      )
-------------------------                                                                             )   December
Allan Baker                                                                                           )   13, 2000
                                                                                                      )
Catherine H. Smith*                     Director and Chief Financial Officer                          )
-------------------------                                                                             )
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Corporate Controller                                           )
-------------------------                                                                             )
Deborah Koltenuk                                                                                      )

By: /s/ J. Neil McMurdie
    ---------------------------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX



Exhibit No.         Exhibit
-----------         -------
99-B.4.8            Endorsement (EVA-PB-00(NY)) to Variable Annuity Contract
                    GM-VA-98(NY) and Variable Annuity Contract Certificate
                    GMC-VA-98(NY)                                               ========

99-B.9              Opinion and Consent of Counsel
                                                                                --------

99-B.10             Consent of Independent Auditors
                                                                                --------